Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Schedule of Allocation of Net Income between Class A and Class B Ordinary Shares

The allocation of net income between Class A and Class B ordinary shares are as follows:

2026
US$

Net income	171,407

Weighted average ordinary shares
Class A ordinary shares	16,600,000
Class B ordinary shares	4,500,000
Total	21,100,000

Allocation ratio:
Class A	78.67%
Class B	22.33%

Allocated income:
Class A	134,845
Class B	36,562